Business Combination (Details) - Schedule of fair value of the identifiable assets acquired and liabilities - Jun. 30, 2022	CNY (¥)	USD ($)
Schedule Of Fair Value Of The Identifiable Assets Acquired And Liabilities Abstract
Cash	¥ 7,252,052	$ 1,122,073
Other current assets	14,478,000	2,238,141
Plant and equipment	987,482	152,736
Current liabilities	(16,936,210)	(2,619,871)
Net assets of acquirees	5,781,324	893,079
Gain on acquisition	(5,781,318)	(893,078)
Total consideration	¥ 6	$ 1